Condensed financial information of the parent company (Details) - Schedule of parent company statements of operations and comprehensive (loss) Income - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Income Statements, Captions [Line Items]
Equity in (loss) gain of subsidiaries	$ (2,919,423)	$ 266,775	$ 4,470,613
General and administrative expenses	(23,193)	(32,273)	(12,233)
Interest income	1,725	4,163
Net (Loss) Income	$ (2,940,891)	$ 238,665	$ 4,458,380